Share-Based Payment Transaction - Summary of Share-Based Payment Transactions (Detail)	12 Months Ended
	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | yr	6.078	6.078	6.078
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share options granted	$ 0.31
Expected dividend yield	0.00%	0.00%	0.00%
Bottom of Range [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 0.0933	$ 0.143	$ 0.0549
Exercise price of share options granted		$ 0.26	$ 0.21
Expected volatility (note)	75.00%	75.00%	70.00%
Risk-free rate	1.35%	0.51%	0.36%
Top of Range [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 0.1517	$ 0.1544	$ 0.143
Exercise price of share options granted		$ 0.31	$ 0.26
Expected volatility (note)	77.50%	80.00%	80.00%
Risk-free rate	3.98%	1.09%	1.45%